SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total revenues	$ 15,155,074	$ 24,599,923	$ 23,834,129
Interactive toys - animation series
Segment Reporting Information [Line Items]
Total revenues	657,619	1,575,903	160,672
Interactive toys - game series
Segment Reporting Information [Line Items]
Total revenues	8,723,480	16,131,115	21,152,258
Mobile game
Segment Reporting Information [Line Items]
Total revenues	4,165,456	2,506,285	2,521,199
Information service
Segment Reporting Information [Line Items]
Total revenues	$ 1,608,519	$ 4,386,620